Investment (Details Narrative) (10-Q) - USD ($)	Aug. 01, 2017	Mar. 31, 2017	Mar. 31, 2016
Shares issued price per share		$ 0.0001	$ 0.0001
Amircorp [Member]
Number of shares issued acquisition, value	$ 53
Number of shares issued, acquisition	500,000
Shares issued price per share	$ 0.0001
Share capital, percentage	1.00%